Condensed Financial Statements of the Company (Details) - Schedule of Condensed Statements of Financial Position - VIEs [Member] ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,605	$ 359	¥ 11,732
Amounts due from other subsidiaries	809	112	77
Total current assets	3,414	471	11,809
Investments in subsidiaries	213,620	29,459	248,459
Total assets	217,034	29,930	260,268
Current liabilities:
Other payables and accrued expenses			217
Total current liabilities			217
Total liabilities			217
Commitments and contingencies
EQUITY:
Ordinary shares (2,000,000,000 shares at US$0.001 each authorized, and 90,472,014 shares issued and outstanding as of June 30, 2022 and 2023)	600	83	600
Additional paid-in capital	224,694	30,987	224,694
Retained earnings	(8,427)	(1,163)	35,150
Accumulated other comprehensive income	167	23	(393)
Total equity	217,034	29,930	260,051
Total liabilities and equity	¥ 217,034	$ 29,930	¥ 260,268